Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.5%
Auto Parts & Equipment — 1.0%
QuantumScape Corp.*	16,158	$322,998
Visteon Corp.*	8,222	897,267
		1,220,265
Banks — 1.3%
Walker & Dunlop, Inc.	12,448	1,611,020
Biotechnology — 3.1%
Bicycle Therapeutics PLC, ADR*	5,197	228,044
Emergent BioSolutions, Inc.*	9,717	398,980
Essa Pharma, Inc.*	23,729	146,645
EyePoint Pharmaceuticals, Inc.*	22,136	268,953
Fate Therapeutics, Inc.*	9,596	372,037
Global Blood Therapeutics, Inc.*	13,336	461,959
Insmed, Inc.*	20,267	476,275
Ligand Pharmaceuticals, Inc.*	8,806	990,587
NeoGenomics, Inc.*	32,701	397,317
		3,740,797
Building Materials — 0.8%
Summit Materials, Inc., Class A*	31,677	983,888
Chemicals — 2.4%
Rogers Corp.*	2,527	686,586
Sensient Technologies Corp.	26,278	2,206,038
		2,892,624
Commercial Services — 8.8%
Cimpress PLC*	4,358	277,125
Clarivate PLC*	60,464	1,013,377
Euronet Worldwide, Inc.*	11,462	1,491,779
HealthEquity, Inc.*	11,845	798,827
John Wiley & Sons, Inc., Class A	10,797	572,565
Mister Car Wash, Inc.*	29,871	441,792
Shift4 Payments, Inc., Class A*	10,785	667,915
Stride, Inc.*	37,442	1,360,268
Terminix Global Holdings, Inc.*	41,061	1,873,613
TriNet Group, Inc.*	13,505	1,328,352
WEX, Inc.*	5,370	958,277
		10,783,890
Computers — 2.8%
Maximus, Inc.	11,180	837,941
NCR Corp.*	20,642	829,602
WNS Holdings Ltd., ADR*	20,377	1,742,030
		3,409,573
Distribution & Wholesale — 1.1%
Core & Main, Inc., Class A*	54,621	1,321,282
Diversified Financial Services — 5.0%
Cboe Global Markets, Inc.	9,746	1,115,137
Focus Financial Partners, Inc., Class A*	18,043	825,287
Foresight Acquisition Corp. PIPE	72,553	567,365
LendingTree, Inc.*	4,385	524,753
LPL Financial Holdings, Inc.	17,109	3,125,472
		6,158,014
	Number of Shares	Value†

Electric — 0.6%
NRG Energy, Inc.	18,882	$724,314
Electrical Components & Equipment — 1.4%
EnerSys	12,601	939,656
Novanta, Inc.*	5,865	834,531
		1,774,187
Electronics — 3.2%
Brady Corp., Class A	31,174	1,442,421
Itron, Inc.*	5,386	283,734
Napco Security Technologies, Inc.*	17,838	366,036
National Instruments Corp.	21,101	856,490
OSI Systems, Inc.*	11,754	1,000,500
		3,949,181
Energy-Alternate Sources — 0.2%
Stem, Inc.*	18,462	203,267
Engineering & Construction — 0.5%
Frontdoor, Inc.*	19,050	568,642
Entertainment — 0.3%
Manchester United PLC, Class A	28,299	409,487
Environmental Control — 0.3%
Montrose Environmental Group, Inc.*	7,935	420,000
Food — 1.8%
Hostess Brands, Inc.*	61,697	1,353,632
Laird Superfood, Inc.*	24,367	87,965
Premium Brands Holdings Corp.	9,244	808,716
		2,250,313
Hand & Machine Tools — 0.9%
Regal Rexnord Corp.	7,815	1,162,716
Healthcare Products — 9.5%
Alphatec Holdings, Inc.*	51,175	588,513
Bio-Techne Corp.	3,151	1,364,509
Bruker Corp.	19,936	1,281,885
Glaukos Corp.*	15,603	902,165
Globus Medical, Inc., Class A*	22,818	1,683,512
ICU Medical, Inc.*	5,875	1,308,010
Integra LifeSciences Holdings Corp.*	34,618	2,224,553
Paragon 28, Inc.*	22,053	369,167
STERIS PLC	6,226	1,505,260
Treace Medical Concepts, Inc.*	19,946	377,179
		11,604,753
Healthcare Services — 4.3%
Catalent, Inc.*	31,174	3,457,197
Chemed Corp.	2,408	1,219,772
Inotiv, Inc.*	21,974	575,279
		5,252,248
Holding Companies — 0.9%
CM Life Sciences II, Inc. PIPE	30,686	246,102
GS Acquisitions Holdings PIPE	103,971	839,046
		1,085,148

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — 0.6%
Thor Industries, Inc.	9,200	$724,040
Home Furnishings — 1.3%
Purple Innovation, Inc.*	40,007	234,041
The Lovesac Co.*	25,509	1,379,016
		1,613,057
Household Products & Wares — 0.8%
Helen of Troy Ltd.*	4,885	956,678
Insurance — 1.1%
RLI Corp.	10,204	1,128,868
Trean Insurance Group, Inc.*	57,053	267,579
		1,396,447
Internet — 2.3%
CarParts.com, Inc.*	43,730	292,991
ChannelAdvisor Corp.*	44,438	736,338
Zendesk, Inc.*	14,539	1,748,896
		2,778,225
Machinery — Diversified — 4.3%
ATS Automation Tooling Systems, Inc.*	9,073	327,315
CSW Industrials, Inc.	10,592	1,245,513
Gates Industrial Corp. PLC*	39,412	593,545
Hydrofarm Holdings Group, Inc.*	14,776	223,856
Kornit Digital Ltd.*	4,706	389,139
Nordson Corp.	4,794	1,088,622
Zurn Water Solutions Corp.	37,916	1,342,226
		5,210,216
Miscellaneous Manufacturing — 2.3%
Carlisle Cos., Inc.	7,276	1,789,314
ITT, Inc.	12,912	971,111
		2,760,425
Packaging and Containers — 3.9%
Crown Holdings, Inc.	37,830	4,732,155
Pharmaceuticals — 3.7%
Ascendis Pharma A/S, ADR*	3,999	469,323
BellRing Brands, Inc.*	23,669	546,280
Centessa Pharmaceuticals PLC, ADR*	17,301	155,190
Eagle Pharmaceuticals, Inc.*	11,343	561,365
Heska Corp.*	3,113	430,466
Neurocrine Biosciences, Inc.*	13,313	1,248,094
Sarepta Therapeutics, Inc.*	7,717	602,852
Vaxcyte, Inc.*	21,103	509,637
		4,523,207
Retail — 2.1%
Casey's General Stores, Inc.	4,259	844,006
National Vision Holdings, Inc.*	20,646	899,546
Williams-Sonoma, Inc.	5,873	851,585
		2,595,137
Semiconductors — 4.5%
Entegris, Inc.	15,953	2,093,991
	Number of Shares	Value†

Semiconductors — (continued)
ON Semiconductor Corp.*	42,475	$2,659,360
Wolfspeed, Inc.*	7,131	811,935
		5,565,286
Software — 15.9%
Aspen Technology, Inc.*	5,663	936,490
Avalara, Inc.*	9,349	930,319
AvidXchange Holdings, Inc.*	16,107	129,661
Blackbaud, Inc.*	23,239	1,391,319
Broadridge Financial Solutions, Inc.	12,472	1,942,015
Clear Secure, Inc., Class A*	17,590	472,819
Consensus Cloud Solutions, Inc.*	7,821	470,277
CoreCard Corp.*	21,679	594,005
Dynatrace, Inc.*	23,054	1,085,843
Enfusion, Inc., Class A*	29,523	375,533
Envestnet, Inc.*	12,949	963,924
Expensify, Inc., Class A*	20,684	363,211
Global-e Online Ltd.*	6,660	224,975
LivePerson, Inc.*	26,820	654,944
PagerDuty, Inc.*	24,691	844,185
Sailpoint Technologies Holdings, Inc.*	31,246	1,599,170
SS&C Technologies Holdings, Inc.	35,565	2,668,086
The Descartes Systems Group, Inc.*	27,008	1,977,397
Yext, Inc.*	35,553	244,960
Ziff Davis, Inc.*	16,948	1,640,228
		19,509,361
Telecommunications — 2.7%
Nice Ltd., ADR*	13,047	2,857,293
Vonage Holdings Corp.*	24,591	498,951
		3,356,244
Transportation — 1.8%
CryoPort, Inc.*	19,745	689,298
Saia, Inc.*	6,164	1,502,906
		2,192,204
TOTAL COMMON STOCKS (Cost $79,721,666)		119,438,291

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Diversified — 0.9%
Lamar Advertising Co., Class A (Cost $529,044)	9,463	1,099,411

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Small Cap Growth Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $1,016,973)	1,016,973	$1,016,973
TOTAL INVESTMENTS — 99.2% (Cost $81,267,683)		$121,554,675
Other Assets & Liabilities — 0.8%		946,340
TOTAL NET ASSETS — 100.0%		$122,501,015

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
PIPE— Private Investments in Public Equity.
PLC— Public Limited Company.
Country Weightings as of 3/31/2022††
United States	91%
Israel	3
Canada	3
India	2
United Kingdom	1
Total	100%
††	% of total investments as of March 31, 2022.
3